Loss for the Year - Summary of Detailed Information about Loss After Charging Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff costs:
Salaries and other allowances	$ 14,966	$ 18,871	$ 11,185
Retirement benefits scheme contributions	662	749	536
Share-based payment expenses	3,582	8,122	4,510
Total staff costs	19,210	27,742	16,231
Depreciation of plant and equipment	162	133	117
Depreciation of right-of-use assets	593	528	472
Amortization of intangible assets	20	20	20
Impairment loss of an intangible asset	0	3,000	1,000
Other expense	$ 6,608	$ 4,522	$ 3,307